Offerings	Nov. 06, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock,par value $0.001 per share
Amount Registered | shares	1,900,000
Proposed Maximum Offering Price per Unit	71.15
Maximum Aggregate Offering Price	$ 135,185,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 18,669.05
Offering Note

(1)	Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this registration statement shall also cover any additional shares of the Registrant’s common stock that become issuable under the Synaptics Incorporated 2025 Inducement Equity Plan (the “Inducement Plan”) by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without the receipt of consideration that increases the number of the Registrant’s outstanding shares of common stock.

(2)	Pursuant to 457(c) and 457(h) under the Securities Act, the proposed maximum offering price per share is estimated solely for the purpose of calculating the registration fee and is based upon the average of the high and low prices of the Registrant’s common stock as reported on the Nasdaq Global Select Market on November 3, 2025, which date is within five business days prior to filing this Registration Statement.

(3)	The Registrant does not have any fee offsets.

Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock,par value $0.001 per share
Amount Registered | shares	1,500,000
Proposed Maximum Offering Price per Unit	71.15
Maximum Aggregate Offering Price	$ 106,725,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 14,738.72
Offering Note

(1)	Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this registration statement shall also cover any additional shares of the Registrant’s common stock that become issuable under the Synaptics Incorporated 2025 Inducement Equity Plan (the “Inducement Plan”) by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without the receipt of consideration that increases the number of the Registrant’s outstanding shares of common stock.

(2)	Pursuant to 457(c) and 457(h) under the Securities Act, the proposed maximum offering price per share is estimated solely for the purpose of calculating the registration fee and is based upon the average of the high and low prices of the Registrant’s common stock as reported on the Nasdaq Global Select Market on November 3, 2025, which date is within five business days prior to filing this Registration Statement.

(3)	The Registrant does not have any fee offsets.